DEPOSITS-Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 195.6	$ 220.5